Other Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Schedule of Other Income (Expenses), Net

Other income (expenses), net is comprised of the following:

	Years ended December 31,
	2014	2013	2012
Loss on securities repurchase agreement	(23,051)	—	—
Gain on sale of investments in equity securities	14,050	2,466	2,166
Gain (loss) on currency operations	2,980	132	(2,626)
Gain on accounts payable with expired legal term	930	11,324	4,043
Gain on forgiveness of fines and penalties	28	2,550	2,777
Dividends received	1	285	25,981
Loss on disposal of subsidiaries	—	(76,814)	—
Other (expenses) income, net	(4,551)	(14,514)	762

Total other (expenses) income, net	(9,613)	(74,571)	33,103